UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end: December 31,
Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Argentina: 0.2%
859,836	Cresud S.A.C.I.F. y A (ADR)	$10,593,179

Australia: 2.5%
3,399,812	GrainCorp. Ltd. #	31,989,539
27,921,564	Incitec Pivot Ltd. #	91,541,846
4,491,813	Nufarm Ltd. #	22,423,649

		145,955,034

Brazil: 5.0%
12,746,422	Brasil Foods S.A. (ADR) †	255,055,904
2,989,002	Cosan Ltd. (Class A) (USD)	44,386,680

		299,442,584

Canada: 9.9%
2,400,801	Maple Leaf Foods, Inc.	28,561,233
10,011,996	Potash Corp. of Saskatchewan, Inc. (USD)	457,448,097
6,372,028	Viterra, Inc.	101,434,755

		587,444,085

China / Hong Kong: 1.8%
64,396,000	Chaoda Modern Agriculture Holdings Ltd. * † #	8,371,729
69,224,100	China Agri-Industries Holdings Ltd. #	45,737,497
30,348,000	China BlueChemical Ltd. #	22,998,972
120,408,000	Sinofert Holdings Ltd. † #	29,239,185

		106,347,383

Indonesia: 1.8%
26,995,376	Astra Agro Lestari Tbk PT #	69,191,074
116,963,010	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	36,832,792

		106,023,866

Ireland: 0.6%
5,085,222	Glanbia Plc #	37,652,807

Japan: 3.6%
22,242,000	Kubota Corp. † #	216,538,146

Luxembourg: 0.4%
2,058,369	Adecoagro S.A. (USD) *	22,250,969

Malaysia: 5.7%
110,141,255	IOI Corp. Bhd #	192,158,722
18,300,870	Kuala Lumpur Kepong Bhd #	147,201,176

		339,359,898

Netherlands: 3.5%
4,114,358	CNH Global N.V. (USD) *	163,340,013
614,239	Nutreco Holding N.V. #	44,093,343

		207,433,356

Norway: 3.9%
4,931,331	Yara International ASA #	234,687,314

Singapore: 10.5%
25,351,000	First Resources Ltd. † #	38,549,993
208,102,745	Golden Agri-Resources Ltd. #	130,005,336
24,664,520	Indofood Agri Resources Ltd. * † #	30,528,883
41,861,590	Olam International Ltd. † #	78,649,283
89,524,751	Wilmar International Ltd. † #	350,458,979

		628,192,474

Switzerland: 6.8%
1,169,333	Syngenta A.G. * #	402,418,618

Ukraine: 0.5%
1,366,026	Kernel Holding SA * #	29,712,141

United Kingdom: 1.5%
7,999,219	Tate & Lyle Plc #	90,115,775

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

United States: 41.8%
1,666,229	AGCO Corp. *	$78,662,671
2,705,665	Agrium, Inc.	233,688,286
317,840	Andersons, Inc.	15,475,630
9,378,056	Archer-Daniels-Midland Co.	296,909,253
2,497,619	Bunge Ltd.	170,937,044
1,122,467	CF Industries Holdings, Inc.	205,018,598
785,266	Chiquita Brands International, Inc. *	6,902,488
1,309,556	Corn Products International, Inc.	75,495,903
2,010,746	Darling International, Inc. *	35,027,195
5,101,976	Deere & Co.	412,749,858
1,289,294	Intrepid Potash, Inc. *	31,368,523
217,692	Lindsay Corp. †	14,426,449
5,854,625	Monsanto Co.	466,964,890
4,725,148	Mosaic Co.	261,253,433
3,676,896	Pilgrim’s Pride Corp. *	27,429,644
2,759,294	Smithfield Foods, Inc. *	60,787,247
5,124,971	Tyson Foods, Inc.	98,143,195

		2,491,240,307

Total Common Stocks (Cost: $5,756,188,318)		5,955,407,936

MONEY MARKET FUND: 0.0% (Cost: $1,242,239)
1,242,239	Dreyfus Government Cash Management Fund	1,242,239

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $5,757,430,557)		5,956,650,175

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.8% (Cost: $226,959,224)
226,959,224	Bank of New York Overnight Government Fund	226,959,224

Total Investments: 103.8% (Cost: $5,984,389,781)		6,183,609,399
Liabilities in excess of other assets: (3.8)%		(223,899,604)

NET ASSETS: 100.0%		$5,959,709,795

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $180,348,546.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,381,096,799 which represents 40.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Agricultural Chemicals	40.9%	$2,436,627,762
Agricultural Operations	27.3	1,626,903,936
Alternative Waste Technology	0.6	35,027,195
Chemicals - Diversified	0.4	22,423,649
Food - Dairy Products	0.6	37,652,807
Food - Meat Products	7.4	442,547,579
Food - Miscellaneous / Diversified	2.1	126,491,734
Food - Wholesale / Distribution	1.3	78,649,283
Machinery - Farm	14.9	885,717,137
Poultry	0.5	27,429,644
Sugar	2.3	134,502,455
Transport - Services	1.7	101,434,755
Money Market Fund	0.0	1,242,239

	100.0%	$5,956,650,175

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Argentina	$10,593,179	$—	$—	$10,593,179
Australia	—	145,955,034	—	145,955,034
Brazil	299,442,584	—	—	299,442,584
Canada	587,444,085	—	—	587,444,085
China / Hong Kong	—	106,347,383	—	106,347,383
Indonesia	—	106,023,866	—	106,023,866
Ireland	—	37,652,807	—	37,652,807
Japan	—	216,538,146	—	216,538,146
Luxembourg	22,250,969	—	—	22,250,969
Malaysia	—	339,359,898	—	339,359,898
Netherlands	163,340,013	44,093,343	—	207,433,356
Norway	—	234,687,314	—	234,687,314
Singapore	—	628,192,474	—	628,192,474
Switzerland	—	402,418,618	—	402,418,618
Ukraine	—	29,712,141	—	29,712,141
United Kingdom	—	90,115,775	—	90,115,775
United States	2,491,240,307	—	—	2,491,240,307
Money Market Funds	228,201,463	—	—	228,201,463

Total	$3,802,512,600	$2,381,096,799	$—	$6,183,609,399

See Notes to Schedules of Investments

COAL ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Australia: 8.7%
769,265	Aquila Resources Ltd. * † #	$3,992,671
308,823	Gloucester Coal Ltd. * † #	2,607,350
952,627	New Hope Corp. Ltd. † #	5,215,759
1,011,896	White Energy Co. Ltd. * † #	411,430
1,181,511	Whitehaven Coal Ltd. † #	6,918,129

		19,145,339

China / Hong Kong: 22.7%
15,019,095	China Coal Energy Co. Ltd. #	16,849,494
4,120,908	China Shenhua Energy Co. Ltd. #	17,434,118
12,458,067	Fushan International Energy Group Ltd. #	4,225,762
4,034,307	Hidili Industry International Development Ltd. † #	1,434,467
4,509,961	Yanzhou Coal Mining Co. Ltd. #	9,786,974

		49,730,815

Indonesia: 17.4%
48,179,215	Adaro Energy Tbk PT #	10,179,088
38,542,000	Bumi Resources Tbk PT #	9,889,409
47,843,759	Darma Henwa Tbk PT * #	466,241
7,987,500	Indika Energy Tbk PT #	2,209,957
1,644,052	Indo Tambangraya Megah PT #	7,829,914
3,350,500	Tambang Batubara Bukit Asam Tbk PT #	7,518,042

		38,092,651

Japan: 0.4%
629,000	Nippon Coke & Engineering Co. Ltd. #	963,638

Mongolia: 2.4%
5,627,000	Mongolian Mining Corp. (HKD) * † #	5,356,359

Philippines: 1.2%
466,592	Semirara Mining Corp. #	2,667,235

Singapore: 2.2%
2,583,200	Straits Asia Resources Ltd. #	4,795,749

South Africa: 4.5%
380,199	Exxaro Resources Ltd. † #	9,838,856

United States: 40.4%
556,019	Alpha Natural Resources, Inc. *	8,457,049
762,475	Arch Coal, Inc.	8,166,107
253,551	Cloud Peak Energy, Inc. *	4,039,067
548,427	Consol Energy, Inc.	18,701,361
49,752	FreightCar America, Inc.	1,118,922
253,976	Headwaters, Inc. *	1,061,620
148,363	James River Coal Co. * †	759,619
227,476	Joy Global, Inc.	16,719,486
386,739	Patriot Coal Corp. * †	2,413,251
579,559	Peabody Energy Corp.	16,784,029
177,147	Walter Energy, Inc.	10,488,874

		88,709,385

Total Common Stocks (Cost: $344,947,847)		219,300,027

MONEY MARKET FUND: 0.1% (Cost: $219,373)
219,373	Dreyfus Government Cash Management Fund	219,373

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $345,167,220)		219,519,400

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 9.1% (Cost: $19,928,311)
19,928,311	Bank of New York Overnight Government Fund	19,928,311

Total Investments: 109.1% (Cost: $365,095,531)		239,447,711
Liabilities in excess of other assets: (9.1)%		(20,003,572)

NET ASSETS: 100.0%		$219,444,139

COAL ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

HKD	Hong Kong Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $18,857,869.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $130,590,642 which represents 59.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Building Production - Cement / Aggregate Materials	0.5%	$1,061,620
Coal	89.0	195,443,690
Diversified Minerals	2.3	4,956,309
Machinery - Construction & Mining	7.6	16,719,486
Miscellaneous Manufacturing	0.5	1,118,922
Money Market Fund	0.1	219,373

	100.0%	$219,519,400

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$—	$19,145,339	$—	$19,145,339
China / Hong Kong	—	49,730,815	—	49,730,815
Indonesia	—	38,092,651	—	38,092,651
Japan	—	963,638	—	963,638
Mongolia	—	5,356,359	—	5,356,359
Philippines	—	2,667,235	—	2,667,235
Singapore	—	4,795,749	—	4,795,749
South Africa	—	9,838,856	—	9,838,856
United States	88,709,385	—	—	88,709,385
Money Market Funds	20,147,684	—	—	20,147,684

Total	$108,857,069	$130,590,642	$—	$239,447,711

See Notes to Schedules of Investments

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Austria: 4.5%
89,786	Verbund - Oesterreichische Elektrizis A.G. † #	$2,728,839

Brazil: 4.2%
170,542	Cosan Ltd. (Class A) (USD)	2,532,549

Canada: 3.7%
54,066	Westport Innovations, Inc. *	2,213,598

China / Hong Kong: 8.7%
2,429,000	China Longyuan Power Group Corp. Ltd. * † #	2,039,889
537,584	Dongfang Electric Corp. Machinery Co. Ltd. † #	1,305,611
144,770	Trina Solar Ltd. (ADR) * †	1,032,210
228,312	Yingli Green Energy Holding Co. Ltd. (ADR) *	826,489

		5,204,199

Denmark: 4.2%
246,380	Vestas Wind Systems A/S * † #	2,502,647

Germany: 1.5%
19,455	SMA Solar Technology A.G. † #	880,548

Italy: 4.8%
1,506,005	Enel Green Power SpA #	2,858,012

Japan: 4.9%
118,404	Kurita Water Industries Ltd. #	2,931,850

Norway: 1.3%
1,291,248	Renewable Energy Corp. A.S. * † #	763,235

Spain: 4.6%
320,171	EDP Renovaveis S.A. * #	1,588,888
370,735	Gamesa Corp. Tecnologica S.A. † #	1,176,188

		2,765,076

Taiwan: 1.3%
710,080	Gintech Energy Corp. #	797,378

United States: 56.3%
77,095	Clean Energy Fuels Corp. * †	1,640,582
97,820	Cooper Industries Plc	6,255,589
142,672	Covanta Holding Corp.	2,315,567
116,267	Cree, Inc. * †	3,677,525
61,818	EnerSys, Inc. *	2,141,994
75,426	First Solar, Inc. * †	1,889,421
198,411	GT Advanced Technologies, Inc. *	1,640,859
93,202	International Rectifier Corp. *	2,150,170
50,627	Itron, Inc. *	2,298,972
371,368	MEMC Electronic Materials, Inc. *	1,340,639
54,251	Polypore International, Inc. * †	1,907,465
42,684	Power Integrations, Inc.	1,584,430
105,044	Sunpower Corp. * †	670,181
68,313	Tesla Motors, Inc. * †	2,543,976
57,914	Veeco Instruments, Inc. * †	1,656,340

		33,713,710

Total Common Stocks (Cost: $111,434,881)		59,891,641

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 29.8% (Cost: $17,842,859)
17,842,859	Bank of New York Overnight Government Fund	17,842,859

Total Investments: 129.8% (Cost: $129,277,740)		77,734,500
Liabilities in excess of other assets: (29.8)%		(17,849,499)

NET ASSETS: 100.0%		$59,885,001

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $17,179,387.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $19,573,085 which represents 32.7% of net assets.

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Auto - Cars / Light Trucks	4.2%	$2,543,976
Automobile / Truck Parts & Equipment	3.7	2,213,598
Batteries / Battery System	6.8	4,049,459
Electric - Integrated	4.6	2,728,839
Electronic Component - Semiconductors	29.6	17,717,438
Electronic Measure Instruments	3.8	2,298,972
Energy - Alternate Sources	16.6	9,956,959
Non - Hazardous Waste Disposal	3.9	2,315,567
Power Conversion / Supply Equipment	12.3	7,361,664
Semiconductor Component - Integrated Circuits	2.6	1,584,430
Semiconductor Equipment	2.8	1,656,340
Sugar	4.2	2,532,549
Water Treatment Systems	4.9	2,931,850

	100.0%	$59,891,641

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Austria	$—	$2,728,839	$—	$2,728,839
Brazil	2,532,549	—	—	2,532,549
Canada	2,213,598	—	—	2,213,598
China / Hong Kong	1,858,699	3,345,500	—	5,204,199
Denmark	—	2,502,647	—	2,502,647
Germany	—	880,548	—	880,548
Italy	—	2,858,012	—	2,858,012
Japan	—	2,931,850	—	2,931,850
Norway	—	763,235	—	763,235
Spain	—	2,765,076	—	2,765,076
Taiwan	—	797,378	—	797,378
United States	33,713,710	—	—	33,713,710
Money Market Fund	17,842,859	—	—	17,842,859

Total	$58,161,415	$19,573,085	$—	$77,734,500

See Notes to Schedules of Investments

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Canada: 63.1%
6,261,439	Agnico-Eagle Mines Ltd. (USD) †	$209,006,834
10,319,354	AuRico Gold, Inc. (USD) *	91,532,670
5,975,675	Aurizon Mines Ltd. (USD) *	28,922,267
34,589,359	Barrick Gold Corp. (USD)	1,503,945,329
25,995,551	Eldorado Gold Corp. (USD)	357,178,871
3,862,192	First Majestic Silver Corp. (USD) *	64,035,143
28,188,947	Goldcorp, Inc. (USD)	1,270,193,952
17,426,951	Great Basin Gold Ltd. (USD) *	11,881,695
13,771,563	IAMGOLD Corp. (USD) †	183,024,072
36,975,215	Kinross Gold Corp. (USD)	361,987,355
3,286,820	Minefinders Corp. (USD) * †	45,686,798
7,342,519	Nevsun Resources Ltd. (USD) †	27,020,470
16,900,534	New Gold, Inc. (USD) *	166,977,276
3,828,543	Pan American Silver Corp. (USD) †	84,457,659
1,590,811	Seabridge Gold, Inc. (USD) * †	31,959,393
11,134,821	Silver Wheaton Corp. (USD)	369,676,057
3,663,822	Tanzanian Royalty Exploration Corp. (USD) * †	18,795,407
23,967,940	Yamana Gold, Inc. (USD) †	374,379,223

		5,200,660,471

Peru: 4.8%
9,853,822	Cia de Minas Buenaventura S.A. (ADR) *	397,207,565

South Africa: 12.6%
13,309,307	AngloGold Ashanti Ltd. (ADR)	491,379,614
26,541,765	Gold Fields Ltd. (ADR)	368,930,533
15,803,600	Harmony Gold Mining Co. Ltd. (ADR)	172,733,348

		1,033,043,495

United Kingdom: 4.1%
3,360,156	Randgold Resources Ltd. (ADR)	295,626,525
2,957,791	Silver Standard Resources, Inc. (USD) *	44,485,177

		340,111,702

United States: 15.5%
3,272,343	Allied Nevada Gold Corp. *	106,449,318
3,293,066	Coeur d’Alene Mines Corp. *	78,177,387
9,475,747	Golden Star Resources Ltd. *	17,624,889
10,450,781	Hecla Mining Co. †	48,282,608
17,116,706	Newmont Mining Corp.	877,573,517
2,154,520	Royal Gold, Inc.	140,517,794
2,619,326	Vista Gold Corp. * †	8,224,684

		1,276,850,197

Total Common Stocks (Cost: $9,926,306,459)		8,247,873,430

MONEY MARKET FUND: 0.0% (Cost: $6,000)
6,000	Blackrock Federal Fund	6,000

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $9,926,312,459)		8,247,879,430

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 6.0% (Cost: $499,083,969)
499,083,969	Bank of New York Overnight Government Fund	499,083,969

Total Investments: 106.1% (Cost: $10,425,396,428)		8,746,963,399
Liabilities in excess of other assets: (6.1)%		(503,693,340)

NET ASSETS: 100.0%		$8,243,270,059

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $487,052,362.

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Gold Mining	91.1%	$7,513,072,601
Precious Metals	1.5	123,864,185
Silver Mining	7.4	610,936,644
Money Market Fund	0.0	6,000

	100.0%	$8,247,879,430

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$8,247,873,430	$—	$—	$8,247,873,430
Money Market Funds	499,089,969	—	—	499,089,969

Total	$8,746,963,399	$—	$—	$8,746,963,399

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.3%
Australia: 24.3%
31,479,602	Beadell Resources Ltd. * #	$21,974,882
16,926,003	CGA Mining Ltd. (CAD) ‡ * †	33,362,575
24,990,785	Evolution Mining Ltd. * † #	45,088,694
234,932,942	Focus Minerals Ltd. ‡ * #	12,385,297
18,362,831	Gryphon Minerals Ltd. ‡ * † #	20,487,221
36,634,365	Indophil Resources NL * #	16,352,175
42,794,348	Integra Mining Ltd. ‡ * † #	22,875,983
26,773,091	Intrepid Mines Ltd. ‡ * † #	20,283,162
7,793,409	Kingsgate Consolidated Ltd. ‡ † #	51,750,838
8,935,994	Medusa Mining Ltd. † #	46,566,854
13,997,248	OceanaGold Corp. (CAD) ‡ *	37,533,268
23,631,927	Perseus Mining Ltd. ‡ * † #	57,576,605
16,618,599	Ramelius Resources Ltd. * #	14,717,605
3,977,498	Red 5 Ltd. * #	7,883,695
22,819,441	Resolute Mining Ltd. * † #	42,545,025
28,744,426	Saracen Mineral Holdings Ltd. * #	16,696,458
16,642,363	St. Barbara Ltd. ‡ * #	35,501,718

		503,582,055

Canada: 64.2%
2,611,696	Alexco Resource Corp. (USD) * †	18,229,638
4,773,192	Argonaut Gold, Inc. ‡ * †	40,594,459
4,016,689	Atac Resources Ltd. *	10,609,894
8,337,539	Aurizon Mines Ltd. ‡ *	40,709,581
23,742,927	Avion Gold Corp. ‡ *	24,231,113
18,335,298	B2Gold Corp. *	78,518,261
10,672,579	Banro Corp. ‡ * †	49,334,449
4,109,110	Bear Creek Mining Corp. *	14,677,595
9,727,856	Brigus Gold Corp. (USD) *	7,393,171
8,142,237	Canaco Resources, Inc. * †	7,739,382
5,507,831	Colossus Minerals, Inc. ‡ *	30,144,415
4,119,180	Continental Gold Ltd. * †	30,581,135
14,988,473	Crocodile Gold Corp. *	8,098,229
5,244,362	Dundee Precious Metals, Inc. * †	47,749,957
2,518,876	Eco Oro Minerals Corp. * †	6,804,708
4,673,658	Endeavour Silver Corp. (USD) ‡ * †	44,306,278
4,442,570	Exeter Resource Corp. (USD) ‡ *	12,172,642
4,684,097	Extorre Gold Mines Ltd. * †	28,120,048
6,733,550	Fortuna Silver Mines, Inc. ‡ *	30,317,650
19,731,142	Gran Colombia Gold Corp. ‡ *	7,896,800
24,573,549	Great Basin Gold Ltd. *	17,210,950
7,251,196	Great Panther Silver Ltd. ‡ * †	16,251,617
4,240,305	Guyana Goldfields, Inc. ‡ *	14,509,824
4,092,377	International Tower Hill Mines Ltd. (USD) * †	17,556,297
13,139,732	Jinshan Gold Mines, Inc. * †	64,683,057
4,023,077	Keegan Resources, Inc. ‡ *	15,215,600
3,125,058	Kirkland Lake Gold, Inc. *	45,088,135
20,453,539	Lake Shore Gold Corp. * †	21,078,738
2,391,154	MAG Silver Corp. *	24,163,946
1,085,760	McEwen Mining, Inc. (USD) * †	4,820,774
4,780,612	Minera Andes Acquisition Corp. * †	21,046,268
10,789,552	Nevsun Resources Ltd. ‡	39,727,401
3,964,445	Orezone Gold Corp. *	8,885,244
6,984,858	Orko Silver Corp. ‡ *	17,192,206
6,725,322	Premier Gold Mines Ltd. *	35,327,371
3,023,360	Primero Mining Corp. * †	7,865,062
4,152,708	Rainy River Resources Ltd. * †	24,140,511
1,678,654	Richmont Mines, Inc. (USD) ‡ * †	13,059,928
8,285,663	Rio Alto Mining Ltd. *	36,394,077
31,424,366	Romarco Minerals, Inc. ‡ *	31,127,242
13,897,158	Rubicon Minerals Corp. * †	45,468,714
7,534,956	Sabina Gold & Silver Corp. *	21,034,096
16,321,098	San Gold Corp. ‡ * †	23,678,615

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

16,024,578	Sandstorm Gold Ltd. * †	$30,142,785
8,812,743	Scorpio Mining Corp. * †	11,462,870
8,998,702	Silvercorp Metals, Inc. ‡ †	61,855,103
12,692,263	Sulliden Gold Corp Ltd. ‡ * †	16,763,007
5,003,154	Tanzanian Royalty Exploration Corp. (USD) ‡ * †	25,666,180
6,239,285	Timmins Gold Corp. * †	13,983,689
22,464,910	Torex Gold Resources Inc. ‡ * †	44,954,545
8,968,836	Trelawney Mining and Exploration, Inc. ‡ *	23,242,068

		1,331,825,325

Cayman Islands: 1.4%
13,175,337	Endeavour Mining Corp. (CAD) ‡ *	29,397,170

China / Hong Kong: 1.5%
121,278,000	China Precious Metal Resources Holdings Co. Ltd. * † #	20,671,448
16,204,000	Lingbao Gold Co. Ltd. (Class H) ‡ #	7,858,395
19,719,100	Real Gold Mining Ltd. †	3,252,550

		31,782,393

Singapore: 1.4%
18,703,000	CNMC Goldmine Holdings Ltd. * #	7,189,636
26,669,000	LionGold Corp. Ltd. * † #	22,707,582

		29,897,218

South Africa: 0.3%
712,423	DRDGOLD Ltd. (ADR) †	5,293,303

United Kingdom: 2.9%
7,567,395	Avocet Mining Plc † #	22,383,302
6,011,858	Highland Gold Mining Ltd. #	12,708,325
3,791,472	Lydian International Ltd. (CAD) *	9,256,283
24,424,212	Patagonia Gold Plc * †	15,121,720

		59,469,630

United States: 4.3%
1,258,149	Golden Minerals Co. * †	10,606,196
13,924,231	Golden Star Resources Ltd. ‡ *	25,899,070
4,451,900	Jaguar Mining, Inc. ‡ * †	20,790,373
4,214,588	Midway Gold Corp. * †	6,026,861
6,177,641	Paramount Gold and Silver Corp. * †	13,961,469
3,849,016	Vista Gold Corp. ‡ * †	12,085,910

		89,369,879

Total Common Stocks (Cost: $2,703,149,625)		2,080,616,973

MONEY MARKET FUND: 0.0% (Cost: $483)
483	Dreyfus Government Cash Management Fund	483

Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $2,703,150,108)		2,080,617,456

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 8.6% (Cost: $179,412,851)
179,412,851	Bank of New York Overnight Government Fund	179,412,851

Total Investments: 108.9% (Cost: $2,882,562,959)		2,260,030,307
Liabilities in excess of other assets: (8.9)%		(185,028,822)

NET ASSETS: 100.0%		$2,075,001,485

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $169,423,720.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $526,204,900 which represents 25.4% of net assets.

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Diversified Minerals	5.0%	$103,953,638
Gold Mining	76.5	1,591,949,698
Metal - Diversified	1.2	24,231,113
Precious Metals	6.2	129,649,063
Silver Mining	11.1	230,833,461
Money Market Fund	0.0	483

	100.0%	$2,080,617,456

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2012 is set forth below:

Affiliates	Value 12/31/11	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 03/31/12

Argonaut Gold, Inc.	$30,361,040	$5,988,494	$4,829,701	$1,219,757	$—	$40,594,459
Aurizon Mines Ltd.	38,479,730	6,655,161	3,375,480	(460,871)	—	40,709,581
Avion Gold Corp.	35,456,742	5,309,688	2,745,498	(478,454)	—	24,231,113
Banro Corp.	34,782,901	9,834,402	4,862,784	1,015,112	—	49,334,449
CGA Mining Ltd.	28,839,515	8,224,283	2,480,634	(41,420)	—	33,362,575
Colossus Minerals, Inc.	30,635,651	5,265,430	3,054,598	(159,472)	—	30,144,415
Endeavour Mining Corp.	13,854,799	19,256,634	1,207,921	(16,298)	—	29,397,170
Endeavour Silver Corp.	42,490,814	7,415,115	5,248,652	1,126,782	—	44,306,278
Exeter Resource Corp.	10,835,812	2,106,741	1,041,192	(155,762)	—	12,172,642
Focus Minerals Ltd.	11,447,093	1,966,852	975,331	(80,498)	—	12,385,297
Fortuna Silver Mines, Inc.	34,359,041	6,145,341	4,163,784	663,049	—	30,317,650
Golden Star Resources Ltd.	21,385,762	4,018,045	1,739,603	(386,144)	—	25,899,070
Gran Colombia Gold Corp.	9,518,621	1,465,264	309,696	(666,806)	—	7,896,800
Great Panther Silver Ltd.	13,133,345	2,617,337	1,496,137	105,812	—	16,251,617
Gryphon Minerals Ltd.	20,210,622	3,537,287	1,886,987	(83,050)	—	20,487,221
Guyana Goldfields, Inc.	29,326,794	4,203,778	1,330,872	(901,859)	—	14,509,824
Integra Mining Ltd.	22,217,162	3,831,312	2,260,557	120,551	—	22,875,983
Intrepid Mines Ltd.	28,215,342	4,743,541	2,850,560	(122,870)	—	20,283,162
Jaguar Mining, Inc.	25,061,061	5,256,439	2,270,216	253,924	—	20,790,373
Keegan Resources, Inc.	14,420,544	2,467,836	1,384,524	(235,719)	—	15,215,600
Kingsgate Consolidated Ltd.	39,754,902	11,074,615	4,731,799	553,825	763,698	51,750,838
Lingbao Gold Co. Ltd. (Class H)	5,520,207	1,105,137	784,471	37,631	—	7,858,395
Nevsun Resources Ltd.	56,217,077	8,783,383	3,216,796	(571,135)	499,714	39,727,401
OceanaGold Corp.	26,113,532	7,927,615	2,446,054	21,536	—	37,533,268
Orko Silver Corp.	10,334,956	2,075,757	1,347,834	158,068	—	17,192,206
Perseus Mining Ltd.	55,055,665	10,077,516	7,375,548	1,361,716	—	57,576,605
Richmont Mines, Inc.	15,244,865	3,838,249	1,128,395	(68,422)	—	13,059,928
Romarco Minerals, Inc.	31,347,157	5,482,440	2,053,201	(911,120)	—	31,127,242
San Gold Corp.	28,482,642	4,388,987	1,414,001	(971,643)	—	23,678,615
Silvercorp Metals, Inc.	54,355,599	10,102,235	4,909,720	(1,001,791)	207,445	61,855,103
St. Barbara Ltd.	31,509,697	5,697,131	4,228,652	575,299	—	35,501,718
Sulliden Gold Corp Ltd.	13,509,999	3,422,990	1,476,863	122,258	—	16,763,007
Tanzanian Royalty Exploration Corp.	—	23,752,890	114,736	(1,092)	—	25,666,180
Torex Gold Resources Inc.	30,097,777	12,743,150	3,888,807	678,377	—	44,954,545
Trelawney Mining and Exploration, Inc.	23,090,839	4,788,785	1,508,264	(251,788)	—	23,242,068
Vista Gold Corp.	11,069,392	2,037,668	1,082,270	(61,962)	—	12,085,910

	$926,736,697	$227,607,528	$91,222,138	$385,521	$1,470,857	$1,010,738,308

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

			Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia			$70,895,843	$432,686,212	$—	$503,582,055
Canada			1,331,825,325	—	—	1,331,825,325
Cayman Islands			29,397,170	—	—	29,397,170
China / Hong Kong			—	28,529,843	3,252,550	31,782,393
Singapore			—	29,897,218	—	29,897,218
South Africa			5,293,303	—	—	5,293,303
United Kingdom			24,378,003	35,091,627	—	59,469,630
United States			89,369,879	—	—	89,369,879
Money Market Funds			179,413,334	—	—	179,413,334

Total			$1,730,572,857	$526,204,900	$3,252,550	$2,260,030,307

During the period transfers of securities from Level 2 to Level 1 were $15,121,720. Net transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2012:

Common Stocks
Balance as of 12/31/11	$2,963,746
Realized gain (loss)	—
Change in unrealized appreciation	—
Purchases	—
Sales	—
Transfers in and/or out of level 3	288,804
Balance as of 3/31/12	$3,252,550

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012:

	Fair Value 3/31/12	Valuation Technique	Unobservable input (1)%		Impact to Valuation from an Increase in Input (2)

Common Stocks	$ 3,252,550	Market comparable companies	Discount for lack of market	25%	Decrease

(1) In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedules of Investments

OIL SERVICES ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Bermuda: 6.5%
1,128,060	Nabors Industries Ltd. (USD) *	$19,729,769
1,206,721	Seadrill Ltd. (USD)	45,264,105

		64,993,874

Luxembourg: 3.6%
937,044	Tenaris S.A. (ADR)	35,823,192

Netherlands: 2.5%
189,964	Core Laboratories N.V. (USD)	24,993,564

Switzerland: 13.6%
1,016,218	Noble Corp. (USD) *	38,077,688
977,153	Transocean, Inc. (USD)	53,450,269
2,899,736	Weatherford International Ltd. (USD) *	43,757,016

		135,284,973

United Kingdom: 2.8%
517,265	ENSCO International Plc (ADR)	27,378,836

United States: 70.9%
1,313,203	Baker Hughes, Inc.	55,075,734
871,384	Cameron International Corp. *	46,035,217
79,870	CARBO Ceramics, Inc. †	8,422,292
282,954	Diamond Offshore Drilling, Inc.	18,887,180
304,511	Dresser-Rand Group, Inc. *	14,126,265
918,438	FMC Technologies, Inc. *	46,307,644
2,769,995	Halliburton Co.	91,936,134
423,999	Helmerich & Payne, Inc.	22,874,746
947,223	McDermott International, Inc. *	12,133,927
1,273,148	National Oilwell Varco, Inc.	101,177,072
435,360	Oceaneering International, Inc.	23,461,550
206,895	Oil States International, Inc. *	16,150,224
621,570	Patterson-UTI Energy, Inc.	10,746,945
503,024	Rowan Cos, Inc. *	16,564,580
2,774,222	Schlumberger Ltd.	194,001,344
635,061	Superior Energy Services, Inc. *	16,740,208
206,175	Tidewater, Inc.	11,137,574

		705,778,636

Total Common Stocks (Cost: $1,042,467,200)		994,253,075

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.1% (Cost: $10,777,624)
10,777,624	Bank of New York Overnight Government Fund	10,777,624

Total Investments: 101.0% (Cost: $1,053,244,824)		1,005,030,699
Liabilities in excess of other assets: (1.0)%		(10,192,746)

NET ASSETS: 100.0%		$994,837,953

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $10,565,180.

OIL SERVICES ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Engineering / R&D Services	1.2%	$12,133,927
Oil - Field Services	47.7	474,538,066
Oil & Gas Drilling	25.5	252,974,118
Oil Field Machine & Equipment	20.9	207,646,198
Steel Pipe & Tube	3.6	35,823,192
Transport - Marine	1.1	11,137,574

	100.0%	$994,253,075

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$994,253,075	$—	$—	$994,253,075
Money Market Fund	10,777,624	—	—	10,777,624

Total	$1,005,030,699	$—	$—	$1,005,030,699

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

RARE EARTH / STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 98.2%
Australia: 20.2%
277,107	Alkane Resources Ltd. *	$420,969
3,131,266	Alkane Resources Ltd. * † #	4,756,887
5,730,577	Arafura Resources Ltd. * † #	1,838,365
3,461,693	Galaxy Resources Ltd. * † #	2,833,780
1,005,310	Iluka Resources Ltd. #	18,644,157
14,622,738	Lynas Corp. Ltd. * † #	16,701,374

		45,195,532

Canada: 17.5%
1,606,937	Avalon Rare Metals, Inc. * †	4,807,386
6,212,508	Great Western Minerals Group Ltd. *	3,076,884
1,194,903	Neo Material Technologies, Inc. * †	13,414,189
911,251	Quest Rare Minerals Ltd. *	2,324,969
672,413	Rare Element Resources Ltd. (USD) * †	4,222,754
1,685,929	Thompson Creek Metals Co. Inc. *	11,403,152

		39,249,334

Chile: 4.5%
567,466	Molibdenos y Metales S.A.	9,997,352

China / Hong Kong: 12.2%
748,333	5N Plus, Inc. (CAD) * †	2,725,431
19,356,000	China Molybdenum Co. Ltd. (Class H) * † #	8,212,007
17,368,000	China Rare Earth Holdings Ltd. * #	4,947,799
24,104,000	Hunan Non-Ferrous Metal Corp. Ltd. * † #	7,489,042
113,900,000	North Mining Shares Co. Ltd. * #	3,880,610

		27,254,889

France: 4.3%
67,811	Eramet S.A. #	9,587,075

Ireland: 6.6%
18,307,550	Kenmare Resources Plc (GBP) #	14,702,728

Japan: 7.7%
245,400	OSAKA Titanium Technologies Co. † #	9,508,805
483,100	Toho Titanium Co. Ltd. † #	7,728,955

		17,237,760

Mexico: 0.6%
1,220,523	Cia Minera Autlan S.A.B de C.V. †	1,357,672

South Africa: 4.5%
321,947	Assore Ltd. #	10,116,066

United States: 20.1%
1,079,816	General Moly, Inc. * †	3,617,384
553,061	Molycorp, Inc. * †	18,710,054
427,701	RTI International Metals, Inc. *	9,862,785
941,303	Titanium Metals Corp.	12,764,069

		44,954,292

Total Common Stocks (Cost: $277,483,331)		219,652,700

PREFERRED STOCK: 1.7%
Brazil: 1.7% (Cost: $4,537,117)
611,300	Cia de Ferro Ligas da Bahia	3,766,383

Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $282,020,448)		223,419,083

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 25.3% (Cost: $56,612,082)
56,612,082	Bank of New York Overnight Government Fund	56,612,082

Total Investments: 125.2% (Cost: $338,632,530)		280,031,165
Liabilities in excess of other assets: (25.2)%		(56,437,717)

NET ASSETS: 100.0%		$223,593,448

RARE EARTH / STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $54,252,275.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $120,947,650 which represents 54.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Advanced Materials / Products	6.0%	$13,414,189
Diversified Minerals	25.9	57,807,974
Metal - Diversified	27.6	61,642,537
Metal - Iron	2.3	5,124,055
Metal Processors & Fabricator	4.4	9,862,785
Mining	4.3	9,587,075
Non - Ferrous Metals	29.5	65,980,468

	100.0%	$223,419,083

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$420,969	$44,774,563	$—	$45,195,532
Canada	39,249,334	—	—	39,249,334
Chile	9,997,352	—	—	9,997,352
China / Hong Kong	2,725,431	24,529,458	—	27,254,889
France	—	9,587,075	—	9,587,075
Ireland	—	14,702,728	—	14,702,728
Japan	—	17,237,760	—	17,237,760
Mexico	1,357,672	—	—	1,357,672
South Africa	—	10,116,066	—	10,116,066
United States	44,954,292	—	—	44,954,292
Preferred Stock
Brazil	3,766,383	—	—	3,766,383
Money Market Fund	56,612,082	—	—	56,612,082

Total	$159,083,515	$120,947,650	$—	$280,031,165

During the period transfers of securities from Level 1 to Level 2 were $10,116,066 and transfers from Level 2 to Level 1 were $2,833,780. Net transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Argentina: 0.0%

6,985	Cresud S.A.C.I.F. y A (ADR)	$86,055

Australia: 4.1%
81,128	Alumina Ltd. #	104,178
26,605	Atlas Iron Ltd. #	79,757
105,163	BHP Billiton Ltd. #	3,791,454
55,752	Fortescue Metals Group Ltd. #	336,468
37,270	GrainCorp. Ltd. #	350,681
13,713	Iluka Resources Ltd. #	254,317
30,499	Newcrest Mining Ltd. #	938,139
26,952	Origin Energy Ltd. #	372,966
10,310	OZ Minerals Ltd. #	104,581
15,393	PanAust Ltd. * #	48,517
23,412	Santos Ltd. #	345,741
15,156	Woodside Petroleum Ltd. #	547,792
5,125	WorleyParsons Ltd. #	151,857

		7,426,448

Austria: 0.3%
610	Mayr-Melnhof Karton A.G. #	61,338
3,943	OMV A.G. #	140,028
8,867	Verbund - Oesterreichische Elektrizis A.G. † #	269,492
3,712	Voestalpine A.G. #	124,998

		595,856

Bermuda: 0.1%
7,171	Nabors Industries Ltd. (USD) *	125,421

Brazil: 2.0%
7,651	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	586,220
7,250	Cia de Saneamento de Minas Gerais-COPA S.A.	170,808
25,322	Cia Siderurgica Nacional S.A. (ADR)	239,546
14,000	Fibria Celulose S.A.	115,189
29,668	Gerdau S.A. (ADR)	285,703
39,748	Petroleo Brasileiro S.A. (ADR)	1,055,707
9,100	SLC Agricola S.A.	96,971
43,756	Vale S.A. (ADR)	1,020,827

		3,570,971

Canada: 12.3%
6,827	Agnico-Eagle Mines Ltd. (USD)	227,885
7,176	ARC Resources Ltd. †	164,421
11,249	AuRico Gold, Inc. (USD) *	99,779
39,972	Barrick Gold Corp. (USD)	1,737,983
12,936	Cameco Corp. (USD) †	277,995
27,333	Canadian Natural Resources Ltd. (USD)	906,909
5,731	Canfor Corp. *	67,663
6,327	Centerra Gold, Inc.	98,186
4,495	Detour Gold Corp. *	111,852
2,732	Domtar Corp. (USD)	260,578
28,354	Eldorado Gold Corp. (USD)	389,584
19,432	Enbridge, Inc. (USD)	754,933
18,290	EnCana Corp. (USD) †	359,399
4,201	First Majestic Silver Corp. *	69,775
15,608	First Quantum Minerals Ltd.	297,028
10,767	Gabriel Resources Ltd. *	50,525
32,361	Goldcorp, Inc. (USD)	1,458,187
7,437	Husky Energy, Inc. †	188,855
15,021	IAMGOLD Corp.	199,589
6,317	Imperial Oil Ltd. (USD)	286,729
2,022	Inmet Mining Corp.	114,104
11,541	Ivanhoe Mines Ltd. *	181,178
45,461	Kinross Gold Corp. (USD)	445,063
16,798	Lundin Mining Corp. *	75,128
15,120	New Gold, Inc. *	149,014
13,125	Nexen, Inc. (USD)	240,844

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

15,400	Osisko Mining Corp. *	$178,430
7,258	Pacific Rubiales Energy Corp.	211,615
4,175	Pan American Silver Corp. (USD) †	92,101
161,384	Potash Corp. of Saskatchewan, Inc. (USD)	7,373,635
10,901	Semafo, Inc.	58,025
14,124	Silver Wheaton Corp. (USD)	468,917
38,796	Suncor Energy, Inc. (USD)	1,268,629
25,625	Talisman Energy, Inc. (USD)	322,875
15,745	Teck Cominco Ltd. (USD)	561,467
5,582	TransAlta Corp.	104,441
17,490	TransCanada Corp. (USD) †	752,070
15,370	Uranium One, Inc. *	42,598
69,853	Viterra, Inc.	1,111,973
2,199	West Fraser Timber Co. Ltd.	101,452
29,799	Yamana Gold, Inc. (USD) †	465,460

		22,326,874

Chile: 0.4%
122,636	Aguas Andinas S.A.	73,358
2,420	Cap S.A.	102,992
88,372	Empresas CMPC S.A.	378,815
58,299	Inversiones Aguas Metropolitanas S.A.	98,528

		653,693

China / Hong Kong: 2.2%
5,170	Aluminum Corp of China Ltd. (ADR) †	61,368
34,800	Angang New Steel Co. Ltd. #	22,390
510,868	Chaoda Modern Agriculture Holdings Ltd. * † #	66,415
320,242	China Agri-Industries Holdings Ltd. #	211,589
101,852	China Coal Energy Co. Ltd. #	114,265
42,900	China Molybdenum Co. Ltd. (Class H) * † #	18,201
38,400	China Oilfield Services Ltd. (Class H) #	55,240
416,383	China Petroleum & Chemical Corp. #	453,440
84,291	China Shenhua Energy Co. Ltd. #	356,606
394,579	CNOOC Ltd. #	807,854
45,600	Dongfang Electric Corp. Machinery Co. Ltd. † #	110,747
45,100	Fosun International Ltd. #	26,914
88,700	Huaneng Power International, Inc. #	48,488
14,500	Inner Mongolia Yitai Coal Co. (USD) #	77,634
45,400	Jiangxi Copper Co. Ltd. (Class H) #	104,444
77,300	Kunlun Energy Co. Ltd. #	139,558
121,400	Lee & Man Paper Manufacturing Ltd. #	56,713
57,000	Maanshan Iron and Steel Co. Ltd. (Class H) † #	16,614
124,057	Nine Dragons Paper Holdings Ltd. #	101,908
523,140	PetroChina Co. Ltd. (Class H) #	736,803
19,074	Sino-Forest Corp. (CAD) *	—
10,553	Trina Solar Ltd. (ADR) * †	75,243
48,500	Yanzhou Coal Mining Co. Ltd. #	105,249
35,000	Zhaojin Mining Industry Co. Ltd. #	58,885
240,861	Zijin Mining Group Ltd. † #	95,792

		3,922,360

Denmark: 0.2%
27,363	Vestas Wind Systems A/S * † #	277,944

Finland: 0.2%
45,529	Stora Enso Oyj (R Shares) #	338,014

France: 2.8%
323	Eramet S.A. #	45,666
39,251	Suez Environnement Co. #	601,246
2,716	Technip S.A. #	320,237
58,336	Total S.A. #	2,975,309
69,796	Veolia Environnement S.A. #	1,154,727

		5,097,185

Germany: 0.3%
2,404	BayWa A.G. #	91,263
402	KWS Saat A.G. #	90,474
1,251	Salzgitter A.G. #	68,551
12,589	ThyssenKrupp A.G. #	312,926

		563,214

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

Hungary: 0.1%
1,312	MOL Hungarian Oil & Gas NyRt * #	$109,120

India: 0.3%
19,927	Reliance Industries Ltd. (GDR) * #	582,131
3,029	Sterlite Industries India Ltd. (ADR)	25,868

		607,999

Indonesia: 0.3%
445,500	Adaro Energy Tbk PT #	94,123
60,244	Astra Agro Lestari Tbk PT #	154,410
2,037,000	Bakrie Sumatera Plantations Tbk PT #	65,626
401,500	Bumi Resources Tbk PT #	103,020
68,954	International Nickel Indonesia Tbk PT #	25,497
519,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	163,438

		606,114

Ireland: 0.1%
10,875	Smurfit Kappa Group Plc * #	99,193

Italy: 1.1%
73,259	ENI S.p.A. #	1,714,262
6,256	Saipem S.p.A. #	322,734

		2,036,996

Japan: 2.5%
5,800	Calbee, Inc. #	297,789
9,500	Daido Steel Co. #	66,687
4,717	Hitachi Metals Ltd. #	59,428
10,000	Hokuetsu Kishu Paper Co. Ltd. † #	67,212
56	Inpex Holdings, Inc. #	382,970
15,364	JFE Holdings, Inc. #	335,972
55,700	JX Holdings, Inc. #	349,530
81,735	Kobe Steel Ltd. #	134,431
13,765	Kurita Water Industries Ltd. #	340,841
38,629	Mitsubishi Materials Corp. #	124,019
7,500	Nippon Paper Group, Inc. † #	157,484
174,873	Nippon Steel Corp. † #	487,839
45,014	Nippon Suisan Kaisha Ltd. † #	154,690
34,700	Nisshin Seifun Group, Inc. † #	424,094
66,176	OJI Paper Co. Ltd. † #	322,893
15,570	Rengo Co. Ltd. #	108,730
10,783	Sumitomo Forestry Co. Ltd. #	98,995
115,701	Sumitomo Metal Industries Ltd. #	237,384
17,123	Sumitomo Metal Mining Ltd. #	244,231
7,000	TonenGeneral Sekiyu K.K. #	65,114

		4,460,333

Luxembourg: 0.5%
8,800	Adecoagro S.A. (USD) *	95,128
30,266	ArcelorMittal #	578,525
5,865	Tenaris S.A. (ADR)	224,219
1,608	Ternium S.A. (ADR)	38,077

		935,949

Malaysia: 1.1%
44,651	Genting Plantation Bhd #	138,822
557,094	IOI Corp. Bhd #	971,938
82,778	Kuala Lumpur Kepong Bhd #	665,816
86,700	Kulim Malaysia Bhd #	118,442
38,400	Kulim Malaysia Bhd Warrants (MYR 3.85, expiring 02/27/16) *	12,472

		1,907,490

Mexico: 0.4%
28,300	Gruma, S.A. de C.V. (Class B) *	75,331
124,764	Grupo Mexico, S.A.B. de C.V.	393,464
4,957	Industrias Penoles, S.A. de C.V.	240,237

		709,032

Netherlands: 1.7%
4,929	CNH Global N.V. (USD) *	195,681

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

6,600	Nutreco Holding N.V. #	$473,783
66,132	Royal Dutch Shell Plc (GBP) #	2,326,449

		2,995,913

Norway: 1.8%
9,815	Cermaq ASA * #	129,099
515,227	Marine Harvest ASA #	265,549
29,900	Norsk Hydro ASA #	162,839
68,755	Renewable Energy Corp. A.S. * † #	40,640
8,315	SeaDrill Ltd. #	311,719
26,139	Statoil ASA #	708,311
34,490	Yara International ASA #	1,641,416

		3,259,573

Papua N.Guinea: 0.1%
27,137	Oil Search Ltd. (AUD) #	196,388

Peru: 0.2%
8,700	Cia de Minas Buenaventura S.A. (ADR) *	350,697
33,995	Volcan Cia Minera S.A.A.	47,162

		397,859

Poland: 0.2%
4,470	KGHM Polska Miedz S.A. #	205,428
7,701	Polski Koncern Naftowy Orlen S.A. * #	92,252
40,407	Polskie Gornictwo Naftowe I Gazownictwo S.A. #	52,356

		350,036

Portugal: 0.1%
6,864	Galp Energia, SGPS, S.A. #	112,784
14,003	Portucel-Empresa Productora de Pasta e Papel S.A. * #	37,678

		150,462

Russia: 2.5%
25,612	JSC MMC Norilsk Nickel (ADR) #	469,426
14,822	Lukoil (ADR) #	894,493
3,774	Magnitogorsk Iron & Steel Works (GDR) * #	22,343
2,455	Mechel OAO (ADR) †	22,046
2,332	Novatek OAO (GDR) # Reg S	316,921
2,840	Novolipetsk Steel (GDR) #	59,236
147,016	OAO Gazprom (ADR) #	1,797,993
7,958	Polymetal International (GBP) *	117,422
40,306	Rosneft Oil Co. (GDR) * #	286,474
4,881	Severstal (GDR) † # Reg S	65,179
24,316	Surgutneftegaz (ADR) #	238,503
6,089	Tatneft (ADR) # Reg S	248,926

		4,538,962

Singapore: 1.8%
1,173,919	Golden Agri-Resources Ltd. #	733,367
79,250	Hyflux Ltd. † #	94,434
372,081	Olam International Ltd. #	699,063
460,764	Wilmar International Ltd. #	1,803,735

		3,330,599

South Africa: 1.6%
3,146	African Rainbow Minerals Ltd. #	74,574
2,192	Anglo Platinum Ltd. #	153,032
15,223	AngloGold Ashanti Ltd. (ADR)	562,033
3,899	ArcelorMittal South Africa Ltd. #	28,466
1,133	Assore Ltd. #	35,601
7,919	Astral Foods Ltd. #	128,954
4,232	Exxaro Resources Ltd. #	109,516
28,800	Gold Fields Ltd. (ADR)	400,320
14,562	Harmony Gold Mining Co. Ltd. (ADR)	159,163
18,699	Impala Platinum Holdings Ltd. #	369,120
2,570	Kumba Iron Ore Ltd. † #	176,572
10,030	Northern Platinum Ltd. #	44,891
35,181	Sappi Ltd. * #	130,293
12,577	Sasol Ltd. #	609,937

		2,982,472

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

South Korea: 1.0%
970	Hyundai Hysco #	$34,394
1,850	Hyundai Steel Co. #	166,874
452	Korea Zinc Co. Ltd. #	156,012
2,306	POSCO #	773,291
1,530	SK Energy Co. Ltd. #	224,547
795	SK Holdings Co. Ltd. #	103,670
1,023	S-Oil Corp. #	101,415
7,422	Woongjin Coway Co. Ltd. #	246,785

		1,806,988

Spain: 0.4%
3,563	Acerinox S.A. #	45,792
26,702	Gamesa Corp. Tecnologica S.A. † #	84,714
1,713	Pescanova S.A. #	54,166
20,322	Repsol YPF S.A. #	510,095

		694,767

Sweden: 0.6%
8,963	Boliden AB #	140,559
3,913	Holmen AB (B Shares) #	107,196
5,433	Lundin Petroleum AB * #	116,186
2,725	SSAB AB (B Shares) † #	22,259
45,282	Svenska Cellulosa AB (B Shares) † #	782,389

		1,168,589

Switzerland: 4.0%
6,441	Ferrexpo Plc (GBP) #	31,475
20,051	Glencore International Plc (GBP) † #	125,019
6,264	Noble Corp. (USD) *	234,712
17,778	Syngenta A.G. * #	6,118,187
8,705	Transocean, Inc. (USD)	476,164
18,840	Weatherford International Ltd. (USD) *	284,296

		7,269,853

Taiwan: 0.3%
380,789	China Steel Corp. #	389,030
40,420	Formosa Petrochemical Corp. #	126,356

		515,386

Turkey: 0.1%
35,729	Eregli Demir ve Celik Fabrikalari T.A.S. #	70,600
3,048	Tupras-Turkiye Petrol Rafinerileri A.S. #	77,906

		148,506

United Kingdom: 9.1%
9,315	African Minerals Ltd. * #	82,461
43,368	Anglo American Plc #	1,623,804
12,712	Antofagasta Plc #	234,657
84,304	BG Group Plc #	1,952,591
471,061	BP Plc #	3,504,288
13,762	Cairn Energy Plc * #	71,206
128,499	Centrica Plc #	649,818
68,917	DS Smith Plc #	197,270
5,726	ENSCO International Plc (ADR)	303,077
10,274	Evraz Plc *	60,654
6,219	Hochschild Mining Plc #	46,197
6,890	Kazakhmys Plc #	100,199
6,101	Lonmin Plc #	99,797
27,303	Mondi Plc #	257,589
48,926	Pennon Group Plc #	556,210
6,277	Petrofac Ltd. #	174,738
6,564	Petropavlovsk Plc #	58,527
3,665	Randgold Resources Ltd. (ADR)	322,447
46,399	Rio Tinto Plc #	2,568,953
31,915	Severn Trent Plc #	787,411
7,009	Subsea 7 S.A. (NOK) * #	185,336
22,471	Tullow Oil Plc #	548,627
91,586	United Utilities Group Plc #	880,309
3,657	Vedanta Resources Plc #	71,886
64,568	Xstrata Plc #	1,104,959

		16,443,011

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

United States: 43.3%
7,222	AbitibiBowater, Inc. * †	$103,130
18,266	AGCO Corp. *	862,338
29,661	Agrium, Inc.	2,561,821
8,494	Alacer Gold Corp. (CAD) *	72,154
34,936	Alcoa, Inc.	350,059
3,497	Allegheny Technologies, Inc.	143,972
3,582	Allied Nevada Gold Corp. *	116,522
5,465	Alpha Natural Resources, Inc. *	83,123
12,381	Anadarko Petroleum Corp.	969,928
3,453	Andersons, Inc.	168,127
9,547	Apache Corp.	958,901
18,655	Aqua America, Inc.	415,820
124,341	Archer-Daniels-Midland Co.	3,936,636
10,870	Baker Hughes, Inc.	455,888
2,925	Buckeye Technologies, Inc.	99,362
27,380	Bunge Ltd.	1,873,887
5,212	Cabot Oil & Gas Corp.	162,458
5,617	California Water Service Group	102,286
6,115	Cameron International Corp. *	323,055
12,305	CF Industries Holdings, Inc.	2,247,508
16,457	Chesapeake Energy Corp.	381,309
49,109	Chevron Corp.	5,266,449
2,129	Cimarex Energy Co.	160,676
4,654	Cliffs Natural Resources, Inc.	322,336
3,592	Coeur d’Alene Mines Corp. *	85,274
2,576	Concho Resources, Inc. *	262,958
31,788	ConocoPhillips	2,416,206
5,641	Consol Energy, Inc.	192,358
1,393	Continental Resources, Inc. *	119,547
14,320	Corn Products International, Inc.	825,548
22,042	Darling International, Inc. *	383,972
75,515	Deere & Co.	6,109,164
9,695	Denbury Resources, Inc. *	176,740
10,038	Devon Energy Corp.	713,903
1,727	Diamond Offshore Drilling, Inc. †	115,277
19,198	El Paso Corp.	567,301
6,684	EOG Resources, Inc.	742,592
3,713	EQT Corp.	179,004
117,079	Exxon Mobil Corp.	10,154,262
7,900	First Solar, Inc. * †	197,895
5,939	FMC Technologies, Inc. *	299,444
31,062	Freeport-McMoRan Copper & Gold, Inc.	1,181,598
8,977	Graphic Packaging Holding Co. *	49,553
22,927	Halliburton Co.	760,947
11,399	Hecla Mining Co.	52,663
2,668	Helmerich & Payne, Inc.	143,939
7,516	Hess Corp.	443,068
5,173	HollyFrontier Corp.	166,312
32,496	International Paper Co.	1,140,610
5,350	Itron, Inc. *	242,944
2,629	Joy Global, Inc.	193,232
2,459	Kinder Morgan, Inc. †	95,040
2,387	Lindsay Corp.	158,187
17,486	Marathon Oil Corp.	554,306
12,710	MeadWestvaco Corp.	401,509
1,814	Molycorp, Inc. * †	61,368
100,620	Monsanto Co.	8,025,451
55,963	Mosaic Co.	3,094,194
4,816	Murphy Oil Corp.	270,996
10,538	National Oilwell Varco, Inc.	837,455
3,291	Newfield Exploration Co. *	114,132
19,780	Newmont Mining Corp.	1,014,121
4,395	Noble Energy, Inc.	429,743
10,384	Nucor Corp.	445,993
20,147	Occidental Petroleum Corp.	1,918,599
2,581	ONEOK, Inc.	210,764

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

2,441	Ormat Technologies, Inc.	$49,186
7,175	Packaging Corp. of America	212,308
6,763	Peabody Energy Corp.	195,856
16,058	Pilgrim’s Pride Corp. *	119,793
3,062	Pioneer Natural Resources Co.	341,689
3,185	Plains Exploration & Production Co. *	135,840
4,409	QEP Resources, Inc.	134,475
3,921	Range Resources Corp.	227,967
2,459	Reliance Steel & Aluminum Co.	138,884
3,382	Robbins & Myers, Inc.	176,033
5,248	Rock-Tenn Co. (Class A)	354,555
1,927	Royal Gold, Inc.	125,679
33,132	Schlumberger Ltd.	2,316,921
61	Seaboard Corp. *	119,011
30,248	Smithfield Foods, Inc. *	666,363
5,571	Southern Copper Corp.	176,656
8,670	Southwestern Energy Co. *	265,302
16,175	Spectra Energy Corp.	510,321
7,178	Steel Dynamics, Inc.	104,368
5,438	Sunpower Corp. * †	34,694
13,402	Tractor Supply Co.	1,213,685
54,779	Tyson Foods, Inc.	1,049,018
3,788	Ultra Petroleum Corp. *	85,722
4,719	United States Steel Corp. †	138,597
13,788	Valero Energy Corp.	355,317
39,887	Weyerhaeuser Co.	874,323
2,918	Whiting Petroleum Corp. *	158,447
14,710	Williams Companies, Inc.	453,215

		78,420,139

Total Common Stocks (Cost: $177,071,908)		181,125,764

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.4% (Cost: $6,248,150)
6,248,150	Bank of New York Overnight Government Fund	6,248,150

Total Investments: 103.5% (Cost: $183,320,058)		187,373,914
Liabilities in excess of other assets: (3.5)%		(6,392,911)

NET ASSETS: 100.0%		$180,981,003

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
MYR	Malaysian Ringgit
NOK	Norwegian Krone
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,998,435.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $71,165,330 which represents 39.3% of net assets.

Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Agriculture	29.0%	$52,527,742
Alternative Energy Sources	1.0	1,822,726
Base/Industrial Metals	12.5	22,694,626
Basic Materials	3.6	6,447,386

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Consumer, Non-cyclical	0.7	$1,189,536
Energy	39.9	72,198,589
Forest Products	4.2	7,663,874
Industrial	0.1	259,980
Precious Metals	5.8	10,553,163
Utilities	0.5	947,698
Water	2.7	4,820,444

	100.0%	$181,125,764

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Argentina	$86,055	$—	$—	$86,055
Australia	—	7,426,448	—	7,426,448
Austria	—	595,856	—	595,856
Bermuda	125,421	—	—	125,421
Brazil	3,570,971	—	—	3,570,971
Canada	22,326,874	—	—	22,326,874
Chile	653,693	—	—	653,693
China / Hong Kong	136,611	3,785,749	—	3,922,360
Denmark	—	277,944	—	277,944
Finland	—	338,014	—	338,014
France	—	5,097,185	—	5,097,185
Germany	—	563,214	—	563,214
Hungary	—	109,120	—	109,120
India	25,868	582,131	—	607,999
Indonesia	—	606,114	—	606,114
Ireland	—	99,193	—	99,193
Italy	—	2,036,996	—	2,036,996
Japan	—	4,460,333	—	4,460,333
Luxembourg	357,424	578,525	—	935,949
Malaysia	12,472	1,895,018	—	1,907,490
Mexico	709,032	—	—	709,032
Netherlands	195,681	2,800,232	—	2,995,913
Norway	—	3,259,573	—	3,259,573
Papua N.Guinea	—	196,388	—	196,388
Peru	397,859	—	—	397,859
Poland	—	350,036	—	350,036
Portugal	—	150,462	—	150,462
Russia	139,468	4,399,494	—	4,538,962
Singapore	—	3,330,599	—	3,330,599
South Africa	1,121,516	1,860,956	—	2,982,472
South Korea	—	1,806,988	—	1,806,988
Spain	—	694,767	—	694,767
Sweden	—	1,168,589	—	1,168,589
Switzerland	995,172	6,274,681	—	7,269,853
Taiwan	—	515,386	—	515,386
Turkey	—	148,506	—	148,506
United Kingdom	686,178	15,756,833	—	16,443,011
United States	78,420,139	—	—	78,420,139
Money Market Fund	6,248,150	—	—	6,248,150

Total	$116,208,584	$71,165,330	$—	$187,373,914

During the period transfers of securities from Level 1 to Level 2 were $808,891. Net transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

SOLAR ENERGY ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.8%
Canada: 1.4%
55,971	Canadian Solar, Inc. (USD) * †	$177,988

China / Hong Kong: 28.6%
25,481	Daqo New Energy Corp. (ADR) *	53,765
80,097	Hanwha SolarOne Co. Ltd. (ADR) *	102,524
260,675	JA Solar Holdings Co. Ltd. (ADR) * †	404,046
24,000	JinkoSolar Holding Co. Ltd. (ADR) * †	146,400
122,843	LDK Solar Co. Ltd. (ADR) * †	491,372
121,598	Renesola Ltd. (ADR) * †	280,891
214,013	Suntech Power Holdings Co. Ltd. (ADR) * †	654,880
139,160	Trina Solar Ltd. (ADR) * †	992,211
162,921	Yingli Green Energy Holding Co. Ltd. (ADR) * †	589,774

		3,715,863

Germany: 11.2%
20,190	Centrotherm Photovoltaics A.G. † #	264,641
231,420	Q-Cells A.G. * † #	65,364
14,060	SMA Solar Technology A.G. † #	636,366
155,288	Solarworld A.G. † #	489,631

		1,456,002

Norway: 4.1%
914,092	Renewable Energy Corp. A.S. * † #	540,304

Taiwan: 10.7%
475,688	Gintech Energy Corp. #	534,170
320,207	Green Energy Technology, Inc. #	386,703
47,115	Green Energy Technology, Inc. Warrants (TWD 31.00, expiring 04/17/12) *	7,184
402,646	Solartech Energy Corp. #	460,598

		1,388,655

United States: 43.8%
18,280	Amtech Systems, Inc. *	152,272
52,196	First Solar, Inc. * †	1,307,510
179,360	GT Advanced Technologies, Inc. *	1,483,307
354,526	MEMC Electronic Materials, Inc. *	1,279,839
104,800	Power-One, Inc. *	476,840
175,642	Satcon Technology Corp. *	63,231
78,900	STR Holdings, Inc. * †	381,876
85,664	Sunpower Corp. * †	546,536

		5,691,411

Total Common Stocks (Cost: $29,889,860)		12,970,223

MONEY MARKET FUND: 0.1% (Cost: $18,109)
18,109	Dreyfus Government Cash Management Fund	18,109

Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $29,907,969)		12,988,332

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 25.4% (Cost: $3,297,200)
3,297,200	Bank of New York Overnight Government Fund	3,297,200

Total Investments: 125.3% (Cost: $33,205,169)		16,285,532
Liabilities in excess of other assets: (25.3)%		(3,285,884)

NET ASSETS: 100.0%		$12,999,648

ADR	American Depositary Receipt
USD	United States Dollar
TWD	Taiwanese Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,149,191.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $3,377,777 which represents 26.0% of net assets.

SOLAR ENERGY ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Advanced Materials / Products	3.0%	$381,876
Chemicals - Specialty	0.4	53,765
Electronic Component - Semiconductors	43.6	5,662,366
Energy - Alternate Sources	25.5	3,309,688
Power Conversion / Supply Equipment	24.2	3,145,615
Semiconductor Equipment	3.2	416,913
Money Market Fund	0.1	18,109

	100.0%	$12,988,332

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Canada	$177,988	$—	$—	$177,988
China / Hong Kong	3,715,863	—	—	3,715,863
Germany	—	1,456,002	—	1,456,002
Norway	—	540,304	—	540,304
Taiwan	7,184	1,381,471	—	1,388,655
United States	5,691,411	—	—	5,691,411
Money Market Funds	3,315,309	—	—	3,315,309

Total	$12,907,755	$3,377,777	$—	$16,285,532

See Notes to Schedules of Investments

STEEL ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Brazil: 20.9%
761,200	Cia Siderurgica Nacional S.A. (ADR)	$7,200,952
741,624	Gerdau S.A. (ADR)	7,141,839
717,208	Vale S.A. (ADR)	16,732,463

		31,075,254

Luxembourg: 10.9%
497,848	ArcelorMittal (USD) †	9,523,832
277,926	Ternium S.A. (ADR)	6,581,288

		16,105,120

Mexico: 2.0%
321,015	Grupo Simec, S.A.B. de C.V. (ADR) *	3,007,911

Russia: 4.2%
695,674	Mechel OAO (ADR) †	6,247,153

South Korea: 6.3%
111,232	POSCO (ADR)	9,310,118

United Kingdom: 11.6%
310,101	Rio Tinto Plc (ADR)	17,238,515

United States: 44.1%
44,526	A.M. Castle & Co. *	563,254
214,093	AK Steel Holding Corp. †	1,618,543
160,591	Allegheny Technologies, Inc.	6,611,531
101,282	Carpenter Technology Corp.	5,289,959
96,208	Cliffs Natural Resources, Inc.	6,663,366
223,689	Commercial Metals Co.	3,315,071
59,093	Gibraltar Industries, Inc. *	895,259
19,842	LB Foster Co.	565,695
172,483	Nucor Corp.	7,408,145
21,104	Olympic Steel, Inc.	506,496
119,434	Reliance Steel & Aluminum Co.	6,745,632
54,473	Schnitzer Steel Industries, Inc.	2,173,200
461,247	Steel Dynamics, Inc.	6,706,531
129,075	Timken Co.	6,549,266
230,073	United States Steel Corp. †	6,757,244
13,254	Universal Stainless & Alloy, Inc. *	566,211
134,397	Worthington Industries, Inc.	2,577,734

		65,513,137

Total Common Stocks (Cost: $222,532,412)		148,497,208

MONEY MARKET FUND: 0.0% (Cost: $1,483)
1,482	Dreyfus Government Cash Management Fund	1,483

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $222,533,895)		148,498,691

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 15.8% (Cost: $23,471,926)
23,471,926	Bank of New York Overnight Government Fund	23,471,926

Total Investments: 115.8% (Cost: $246,005,821)		171,970,617
Liabilities in excess of other assets: (15.8)%		(23,526,835)

NET ASSETS: 100.0%		$148,443,782

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $22,745,604.

STEEL ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Building & Construction	0.6%	$895,259
Metal - Diversified	11.6	17,238,515
Metal - Iron	15.8	23,395,829
Metal Processors & Fabricator	6.5	9,692,695
Metal Products - Distribution	0.7	1,069,750
Steel - Producers	60.0	89,027,418
Steel - Specialty	4.8	7,177,742
Money Market Fund	0.0	1,483

	100.0%	$148,498,691

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$148,497,208	$—	$—	$148,497,208

Money Market Funds	23,473,409	—	—	23,473,409

Total	$171,970,617	$—	$—	$171,970,617

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Australia: 0.4%
16,769	Aurora Oil & Gas Ltd. * #	$66,053

Canada: 25.9%
4,008	Birchcliff Energy Ltd. *	29,074
39,697	Canadian Natural Resources Ltd. (USD)	1,317,146
12,967	Crescent Point Energy Corp.	557,109
33,222	Encana Corp.	651,177
23,871	Nexen, Inc.	436,841
15,982	Pengrowth Energy Corp.	149,514
20,294	Penn West Petroleum Ltd.	395,748
8,380	PetroBakken Energy Ltd.	139,268
46,591	Talisman Energy, Inc. (USD)	587,047
5,588	Tourmaline Oil Corp. *	123,283

		4,386,207

United States: 73.7%
2,026	Berry Petroleum Co.	95,485
9,290	Cabot Oil & Gas Corp.	289,569
29,630	Chesapeake Energy Corp.	686,527
4,310	Concho Resources, Inc. *	439,965
10,259	Consol Energy, Inc.	349,832
1,879	Continental Resources, Inc. *	161,256
17,279	Denbury Resources, Inc. *	314,996
15,716	Devon Energy Corp.	1,117,722
10,797	EOG Resources, Inc.	1,199,547
6,686	EQT Corp.	322,332
6,657	EXCO Resources, Inc.	44,136
4,977	Forest Oil Corp. *	60,321
2,136	Gulfport Energy Corp. *	62,200
14,591	Hess Corp.	860,139
11,290	Kodiak Oil & Gas Corp. *	112,448
3,528	National Fuel Gas Co.	169,767
5,969	Newfield Exploration Co. *	207,005
7,834	Noble Energy, Inc.	766,009
2,667	Northern Oil and Gas, Inc. *	55,314
3,478	Oasis Petroleum, Inc. *	107,227
13,977	Occidental Petroleum Corp.	1,331,030
5,457	Pioneer Natural Resources Co.	608,947
5,502	Plains Exploration & Production Co. *	234,660
7,939	QEP Resources, Inc.	242,140
7,088	Range Resources Corp.	412,096
2,334	Rosetta Resources, Inc. *	113,806
2,867	SM Energy Co.	202,898
15,453	Southwestern Energy Co. *	472,862
6,614	Ultra Petroleum Corp. *	149,675
5,254	Whiting Petroleum Corp. *	285,292
26,753	Williams Companies, Inc.	824,260
8,973	WPX Energy, Inc. *	161,604

		12,461,067

Total Common Stocks (Cost: $17,979,611)		16,913,327
Liabilities in excess of other assets: (0.0)%		(3,317)

NET ASSETS: 100.0%		$16,910,010

USD	United States Dollar
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $66,053 which represents 0.4% of net assets.

UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Summary of Investments by Sector (unaudited)	% of Investments	Value

Coal	2.0%	$349,832
Electric - Integrated	1.0	169,767
Oil Company - Exploration & Production	87.0	14,709,329
Oil Company - Integrated	5.1	860,139
Pipelines	4.9	824,260

	100.0%	$16,913,327

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$—	$66,053	$—	$66,053
Canada	4,386,207	—	—	4,386,207
United States	12,461,067	—	—	12,461,067

Total	$16,847,274	$66,053	$—	$16,913,327

See Notes to Schedules of Investments

URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 95.6%
Australia: 9.3%
3,423,582	Energy Resources of Australia Ltd. * † #	$4,589,908
2,410,287	Paladin Energy Ltd. * #	4,601,013

		9,190,921

Canada: 12.6%
212,634	Cameco Corp. (USD) †	4,569,505
2,524,199	Denison Mines Corp. * †	3,914,661
1,397,901	Uranium One, Inc. * †	3,874,317

		12,358,483

France: 12.4%
219,736	Areva S.A. * † #	4,837,291
322,835	Electricite de France S.A. #	7,359,095

		12,196,386

Japan: 25.9%
1,541,214	IHI Corp. #	3,940,248
150,574	JGC Corp. #	4,726,217
1,103,405	Kajima Corp. † #	3,388,021
1,487,506	Mitsubishi Heavy Industries Ltd. #	7,289,909
595,000	Taihei Dengyo Kaisha Ltd. #	4,893,687
101,100	Toshiba Plant Systems & Services Corp. #	1,176,606

		25,414,688

Poland: 6.5%
1,034,478	Polska Grupa Energetyczna S.A. #	6,394,358

United States: 28.9%
126,049	Central Vermont Public Service Corp.	4,436,925
1,066,429	EnergySolutions, Inc. *	5,225,502
192,712	Exelon Corp.	7,556,238
1,109,115	Uranium Energy Corp. * †	4,325,548
229,582	US Ecology, Inc.	4,991,113
1,790,252	USEC, Inc. *	1,897,667

		28,432,993

Total Common Stocks (Cost: $108,932,443)		93,987,829

CLOSED-END FUND: 4.4% (Cost: $5,086,467)
749,976	Uranium Participation Corp. *	4,277,216

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $114,018,910)		98,265,045

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 19.5% (Cost: $19,191,444)
19,191,444	Bank of New York Overnight Government Fund	19,191,444

Total Investments: 119.5% (Cost: $133,210,354)		117,456,489
Liabilities in excess of other assets: (19.5)%		(19,188,494)

NET ASSETS: 100.0%		$98,267,995

USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $18,385,626.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $53,196,353 which represents 54.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Building & Construction	8.4%	$8,281,708
Electric - Integrated	26.2	25,746,616
Energy - Alternate Sources	4.9	4,837,291
Engineering / R&D Services	6.0	5,902,823
Hazardous Waste Disposal	10.4	10,216,615
Machinery - General Industry	11.4	11,230,157
Non - Ferrous Metals	28.3	27,772,619
Closed-End Fund	4.4	4,277,216

	100.0%	$98,265,045

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$—	$9,190,921	$—	$9,190,921
Canada	12,358,483	—	—	12,358,483
France	—	12,196,386	—	12,196,386
Japan	—	25,414,688	—	25,414,688
Poland	—	6,394,358	—	6,394,358
United States	28,432,993	—	—	28,432,993
Closed-End Fund	4,277,216	—	—	4,277,216
Money Market Fund	19,191,444	—	—	19,191,444

Total	$64,260,136	$53,196,353	$—	$117,456,489

During the period transfers of securities from Level 1 to Level 2 were $4,837,291. Net transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS
(unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds’ Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments, as well as a table that reconciles the valuation of the Fund’s Level 3 investments, if applicable, is located in the Schedule of Investments.

Income Taxes–As of March 31, 2012, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Agribusiness ETF	$6,024,231,279	$445,288,952	$(285,910,832)	$159,378,120
Coal ETF	373,846,792	2,168,769	(136,567,850)	(134,399,081)
Global Alternative Energy ETF	135,582,628	5,296,610	(63,144,738)	(57,848,128)
Gold Miners ETF	10,433,584,221	16,352,744	(1,702,973,566)	(1,686,620,822)
Junior Gold Miners ETF	2,916,693,063	69,324,654	(725,987,410)	(656,662,756)
Oil Services ETF	1,053,244,824	6,471,578	(54,685,703)	(48,214,125)
Rare Earth / Strategic Metals ETF	340,043,675	21,946,941	(81,959,451)	(60,012,510)
RVE Hard Assets Producers ETF	184,130,238	18,770,960	(15,527,284)	3,243,676
Solar Energy ETF	35,133,311	7,184	(18,854,963)	(18,847,779)
Steel ETF	246,155,697	767,300	(74,952,380)	(74,185,080)
Unconventional Oil & Gas ETF	17,979,611	49,390	(1,115,674)	(1,066,284)
Uranium+Nuclear Energy ETF	137,836,809	6,962,571	(27,342,891)	(20,380,320)

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: May 29, 2012

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: May 29, 2012